Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Portfolio
--------------------------------------------------------------------------------
December 31, 2003


Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Blue Chip Growth Portfolio
--------------------------------------------------------------------------------

As of 12/31/03

Blue Chip Growth Portfolio                                               $8,443

S&P 500 Stock Index                                                      $8,833

Lipper Variable Annuity Underlying Large-Cap
Core Funds Average                                                       $8,326


12/29/00                       $10,000             $10,000              $10,000

12/01                            8,565               8,620                8,811

12/02                            6,590               6,558                6,864

12/03                            8,326               8,443                8,833

Note: Performance for II class shares will vary due to differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                          Since       Inception
                         1 Year         3 Years       Inception            Date

Blue Chip Growth
Portfolio                 28.75%         -5.49%          -5.48%        12/29/00

S&P 500 Stock Index       28.68          -4.05           -4.05*

Lipper Variable Annuity
Underlying Large-Cap
Growth Funds Average      28.37         -10.44          -10.44*

Lipper Variable Annuity
Underlying Large-Cap
Core Funds Average        26.43          -6.02           -6.02*

Blue Chip Growth
Portfolio-II              28.49            --             3.21          4/30/02

S&P 500 Stock Index       28.68            --             3.79**

Lipper Variable Annuity
Underlying Large-Cap
Growth Funds Average      28.37            --             1.08**

Lipper Variable Annuity
Underlying Large-Cap
Core Funds Average        26.43            --             1.96**

* Benchmark since-inception performance is for the period 12/29/00 to 12/31/03.

** Benchmark since-inception performance is for the period 4/30/02 to 12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder,

We are pleased to report that the Blue Chip Growth Portfolio and Blue Chip Growth Portfolio-II generated solid returns for the 12-month period ended December 31, 2003. The portfolio's 2003 return outpaced the Lipper Variable Annuity Underlying Large-Cap Core Funds Average and the S&P 500 Stock Index. The portfolio especially benefited from stock selection in the telecom services and health care sectors.

As you know, the portfolio's investment objective is to provide long-term capital growth through investments primarily in large and medium-sized, high-quality U.S. growth stocks. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings and cash flow growth.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                 29%

S&P MidCap 400 Index                36%

Russell 2000 Index                  47%

Nasdaq Composite                    50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets

Periods Ended                                     12/31/02             12/31/03

Financials                                            24.8%                22.9%

Information Technology                                20.5                 21.3

Health Care                                           19.7                 17.0

Consumer Discretionary                                12.6                 16.0

Industrials and Business Services                      7.5                  9.2

Historical weightings reflect current Morgan Stanley sector classifications.

The Top 5 Sectors table shows how the portfolio's assets were allocated as of December 31, 2003. Financials were the largest sector allocation at 22.9% of net assets, down from 24.8% a year earlier. Health care holdings were trimmed to 17.0% from 19.7%, while our allocation to consumer discretionary stocks rose to 16.0% from 12.6% at the end of 2002.

Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------

Citigroup

Cisco Systems

UnitedHealth Group

Nextel Communications

Analog Devices

WORST CONTRIBUTORS
--------------------------------------------------------------------------------

HCA*

Freddie Mac

Baxter International*

Johnson & Johnson

Automatic Data Processing*

*Position eliminated

The Best and Worst Contributors table shows the stocks that had the greatest impact on the portfolio's performance during the year. Diversified financial services giant Citigroup and communications equipment provider Cisco Systems were the top positive contributors, while health care services provider HCA was the worst detractor.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 20, 2004

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

                                 For a share outstanding throughout each period
                                 ----------------------------------------------
Blue Chip Growth Class

                                      Year                             12/29/00
                                     Ended                              Through
                                  12/31/03        12/31/02             12/31/01

NET ASSET VALUE

Beginning of period            $   6.54           $   8.61             $ 10.00

Investment activities

  Net investment income (loss)     0.01               0.01                0.01

  Net realized and
  unrealized gain (loss)           1.87              (2.07)              (1.39)

  Total from
  investment activities            1.88              (2.06)              (1.38)

Distributions

  Net investment income           (0.01)             (0.01)              (0.01)

NET ASSET VALUE

End of period                  $   8.41           $   6.54             $  8.61
                               -------------------------------------------------
Ratios/Supplemental Data

Total return^                     28.75%            (23.93)%            (13.73)%

Ratio of total expenses to
average net assets                 0.85%               0.85%              0.85%

Ratio of net investment
income (loss) to average
net assets                         0.23%               0.14%              0.14%

Portfolio turnover rate           28.80%              39.90%             42.20%

Net assets, end of period
(in thousands)                 $ 28,664          $    7,134          $   6,030

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

                                                        For a share outstanding
                                                         throughout each period
                                                  ------------------------------

Blue Chip Growth - II

                                                      Year              4/30/02
                                                     Ended              Through
                                                  12/31/03             12/31/02

NET ASSET VALUE

Beginning of period                        $          6.53      $          7.97

Investment activities

  Net realized and
  unrealized gain (loss)                              1.86                (1.43)

Distributions

Net investment income                                (0.01)               (0.01)

NET ASSET VALUE

End of period                              $          8.38      $          6.53
                                           -------------------------------------

Ratios/Supplemental Data

Total return^                                        28.49%             (17.94)%

Ratio of total expenses to
average net assets                                    1.10%               1.10%!

Ratio of net investment
income (loss) to average
net assets                                          (0.05)%                --

Portfolio turnover rate                               28.8%               39.9%

Net assets, end of period
(in thousands)                               $           105    $            82

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report
December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

Common Stocks  98.5%

CONSUMER DISCRETIONARY  16.0%

Automobiles  1.0%

Harley-Davidson                                      6,100                  290

                                                                            290

Hotels, Restaurants & Leisure  2.8%

Carnival                                             6,000                  239

International Game Technology                        8,200                  293

McDonald's                                           4,200                  104

MGM Mirage *                                         1,200                   45

Starbucks *                                          3,600                  119

                                                                            800

Internet & Catalog Retail  0.6%

eBay *                                               2,500                  161

                                                                            161

Media  8.2%

Clear Channel Communications                         8,700                  407

Comcast, Class A *                                  10,150                  317

Disney                                               3,800                   89

EchoStar Communications
  Class A *                                          6,400                  218

Omnicom                                              2,090                  182

Scripps, Class A                                     2,100                  198

Time Warner *                                       13,500                  243

Univision Communications
  Class A *                                          6,200                  246

Viacom, Class B                                     10,651                  473

                                                                          2,373

Multiline Retail  1.3%

Family Dollar Stores                                   700                   25

Target                                               8,770                  337

                                                                            362

Specialty Retail  2.1%

Best Buy                                             3,550                  185

Home Depot                                          12,000                  426

TJX                                                    400                    9

                                                                            620

Total Consumer Discretionary                                              4,606

CONSUMER STAPLES  5.2%

Beverages  1.8%

Coca-Cola                                            6,150                  312

PepsiCo                                              4,710                  220

                                                                            532

Food & Staples Retailing  2.0%

Sysco                                                4,700                  175

Wal-Mart                                             6,460                  343

Walgreen                                             1,400                   51

                                                                            569

Food Products  0.0%

General Mills                                          400                   18

                                                                             18

Household Products  0.3%

Procter & Gamble                                       800                   80

                                                                             80

Personal Products  0.5%

Estee Lauder, Class A                                1,400                   55

Gillette                                             2,200                   81

                                                                            136

Tobacco  0.6%

Altria Group                                         3,150                  171

                                                                            171

Total Consumer Staples                                                    1,506

ENERGY  2.8%

Energy Equipment & Services  2.8%

Baker Hughes                                         7,070                  227

BJ Services *                                        3,140                  113

Schlumberger                                         5,200                  285

Smith International *                                4,200                  174

Total Energy                                                                799

FINANCIALS  22.9%

Capital Markets  8.4%

Bank of New York                                     4,200                  139

Charles Schwab                                      10,030                  119

Franklin Resources                                   3,200                  167

Goldman Sachs Group                                  2,700                  266

Legg Mason                                           1,700                  131

Mellon Financial                                     9,290                  298

Merrill Lynch                                        6,200                  364

Morgan Stanley                                       5,220                  302

Northern Trust                                       4,600                  213

State Street                                         8,000                  417

                                                                          2,416

Commercial Banks  2.9%

Bank of America                                      3,500                  282

U.S. Bancorp                                         9,500                  283

Wells Fargo                                          4,640                  273

Consumer Finance  1.6%

American Express                                     4,580                  221

SLM Corporation                                      6,600                  249

                                                                            470

Diversified Financial Services  3.9%

Citigroup                                           23,130                1,123

                                                                          1,123

Insurance  4.5%

Ambac                                                  200                   14

American International Group                         9,410                  624

Hartford Financial Services                          3,800                  224

Marsh & McLennan                                     5,300                  254

Travelers Property Casualty
  Class A                                           11,056                  185

                                                                          1,301

Thrifts & Mortgage Finance  1.6%

Fannie Mae                                           5,100                  383

Freddie Mac                                          1,070                   62

                                                                            445

Total Financials                                                          6,593

HEALTH CARE  16.9%

Biotechnology  2.5%

Amgen *                                              6,200                  383

Genentech *                                          1,100                  103

Gilead Sciences *                                    3,100                  180

MedImmune *                                          1,800                   46

                                                                            712

Health Care Equipment & Supplies  1.8%

Boston Scientific *                                  4,500                  165

Guidant                                                700                   42

Medtronic                                            4,940                  240

Stryker                                                900                   77

                                                                            524

Health Care Providers & Services  4.9%

Anthem *                                               500                   37

Cardinal Health                                      1,025                   63

Medco *                                              1,700                   58

UnitedHealth Group                                  15,100                  879

WellPoint Health Networks *                          3,700                  359

                                                                          1,396

Pharmaceuticals  7.7%

Abbott Laboratories                                  5,000                  233

Eli Lilly                                            2,600                  183

Forest Laboratories *                                4,600                  284

Johnson & Johnson                                    6,100                  315

Pfizer                                              29,648                1,048

Wyeth                                                3,800                  161

                                                                          2,224

Total Health Care                                                         4,856

INDUSTRIALS & BUSINESS SERVICES  9.1%

Aerospace & Defense  0.7%

General Dynamics                                     1,200                  109

Honeywell International                                400                   13

Lockheed Martin                                      1,600                   82

                                                                            204

Air Freight & Logistics  0.7%

UPS, Class B                                         2,700                  201

                                                                            201

Commercial Services & Supplies  1.9%

Apollo Group, Class A *                              4,700                  319

Cendant *                                            6,000                  134

ChoicePoint *                                        1,500                   57

Waste Management                                     1,000                   30

                                                                            540

Industrial Conglomerates  3.5%

3M                                                     900                   77

General Electric                                    16,570                  513

Tyco International                                  15,730                  417

                                                                          1,007

Machinery  2.3%

Danaher                                              5,500                  505

Deere                                                1,800                  117

Illinois Tool Works                                    600                   50

                                                                            672

Total Industrials & Business Services                                     2,624

INFORMATION TECHNOLOGY  20.8%

Communications Equipment  3.2%

Cisco Systems *                                     26,050                  633

Nokia ADR                                            6,470                  110

QLogic *                                             1,600                   83

QUALCOMM                                             1,400                   75

Research In Motion *                                   200                   13

                                                                            914

Computer & Peripherals  2.1%

Dell *                                              11,830                  402

EMC *                                                  500                    7

IBM                                                    500                   46

Lexmark International, Class A *                     1,900                  149

                                                                            604

Internet Software & Services  1.4%

InterActiveCorp *                                    5,900                  200

Yahoo! *                                             4,400                  199

                                                                            399

IT Services  3.7%

Accenture, Class A *                                 6,000                  158

Affiliated Computer Services
  Class A *                                          3,900                  212

First Data                                           9,480                  390

Fiserv *                                             4,400                  174

Paychex                                              1,600                   60

SunGard Data Systems *                               2,500                   69

                                                                          1,063

Semiconductor & Semiconductor Equipment  5.0%

Analog Devices                                       6,100                  278

Applied Materials *                                  8,420                  189

Intel                                                9,600                  309

Maxim Integrated Products                            7,200                  359

Texas Instruments                                    5,900                  173

Xilinx *                                             3,140                  122

                                                                          1,430

Software  5.4%

Adobe Systems                                        3,000                  118

Intuit *                                             5,200                  275

Microsoft                                           32,120                  885

Oracle *                                               300                    4

Siebel Systems *                                     4,840                   67

Symantec *                                           3,600                  125

Synopsys *                                             900                   30

VERITAS Software *                                   1,600                   59

                                                                          1,563

Total Information Technology                                              5,973

MATERIALS  0.4%

Metals & Mining  0.4%

Alcoa                                                3,000                  114

Total Materials                                                             114

TELECOMMUNICATION SERVICES  3.4%

Wireless Telecommunication Services  3.4%

Nextel Communications
  Class A *                                         14,100                  395

Vodafone ADR                                        23,830                  597

Total Telecommunication Services                                            992

Total Miscellaneous Common Stocks  1.0%                                     276

Total Common Stocks (Cost  $25,019)                                      28,339

Short-Term Investments  2.4%

Money Market Fund  2.4%

T. Rowe Price Reserve Investment
  Fund, 1.13% #                                    688,593                  689

Total Short-Term Investments
(Cost  $689)                                                                689

Total Investments in Securities

100.9% of Net Assets (Cost $25,708)                                     $29,028
                                                                        -------

#    Seven-day yield

*    Non-income producing

ss.  Denominated in U.S. dollar unless otherwise noted

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $25,708)         $             29,028

Other assets                                                                186

Total assets                                                             29,214

Liabilities

Total liabilities                                                           444

NET ASSETS                                                 $             28,770
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                   (1,301)

Net unrealized gain (loss)                                                3,320

Paid-in-capital applicable to 3,421,225 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       26,750

NET ASSETS                                                 $             28,770
                                                           --------------------

NET ASSET VALUE PER SHARE

Blue Chip Growth Class
($28,664,288/3,408,643 shares outstanding)                 $               8.41

Blue Chip Growth - II
($105,377/12,582 shares outstanding)                       $               8.38

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

  Dividend Income                                          $                164

  Investment management and administrative expense                          130

  Net investment income (loss)                                               34

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     (308)

Change in net unrealized gain (loss) on securities                        4,398

Net realized and unrealized gain (loss)                                   4,090

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              4,124
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $            34      $             8

  Net realized gain (loss)                            (308)                (488)

  Change in net unrealized gain (loss)               4,398               (1,100)

  Increase (decrease) in net assets from
  operations                                         4,124               (1,580)

Distributions to shareholders

  Net investment income

    Blue Chip Growth Class                             (33)                 (11)

Capital share transactions *

  Shares sold

    Blue Chip Growth Class                          20,756                3,678

    Blue Chip Growth - II                             --                    100

  Distributions reinvested

    Blue Chip Growth Class                              33                   11

  Shares redeemed

    Blue Chip Growth Class                          (3,326)              (1,012)

  Increase (decrease) in net assets from
  capital share transactions                        17,463                2,777

Net Assets

Increase (decrease) during period                   21,554                1,186

Beginning of period                                  7,216                6,030

End of period                              $        28,770      $         7,216
                                           -------------------------------------
*Share information

  Shares sold

    Blue Chip Growth Class                           2,777                  523

    Blue Chip Growth - II                             --                     13

  Distributions reinvested

    Blue Chip Growth Class                               4                    2

  Shares redeemed

    Blue Chip Growth Class                            (463)                (134)

  Increase (decrease) in shares outstanding          2,318                  404

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Blue Chip Growth Portfolio (Blue Chip Growth Class), offered since December 29, 2000, and Blue Chip Growth Portfolio-II, offered since April 30, 2002. Blue Chip Growth II shares are sold through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Blue Chip Growth Portfolio-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $21,540,000 and $4,294,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $33,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $          3,443,000

Unrealized depreciation                                                (146,000)

Net unrealized appreciation (depreciation)                            3,297,000

Undistributed ordinary income                                             1,000

Capital loss carryforwards                                           (1,278,000)

Paid-in capital                                                      26,750,000

Net assets                                                 $         28,770,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $452,000 of capital loss carryforwards that expire in 2009, $491,000 that expire in 2010, and $335,000 that expire in 2011.

At December 31, 2003, the cost of investments for federal income tax purposes was $25,731,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $29,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $5,000.

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Blue Chip Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Blue Chip Growth Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $34,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $34,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Blue Chip Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1994

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1994

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1994

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1994

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

John H. Laporte, CFA
(7/26/45)
1994
[15]

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price

James S. Riepe
(6/25/43)
1994
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Equity Series

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Robert N. Gensler (10/18/57)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Blue Chip Growth Portfolio
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Equity Series

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Equity Series

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series

Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company

Robert W. Smith (4/11/61)
Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John F. Wakeman (11/25/62)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Equity Series

Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

R. Candler Young (9/28/71)
Vice President, Equity Series

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly investment banking summer associate, Goldman Sachs & Company (to 1999)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $10,128                $7,515
     Audit-Related Fees                         608                    --
     Tax Fees                                 2,630                 1,819
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004